Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 617,093	$ 530,540	$ 1,645,185
Accounts receivable	24,188	23,956	49,766
Inventory	6,680
Prepaid expenses	38,610	20,500
Total current assets	686,571	574,996	1,694,951
Property and equipment, net	360,341	359,303	186,269
Other assets	7,264	5,568	5,568
Intangible assets, net	207,774	256,544	354,084
Right of use asset, net	108,158	2,714	33,963
Goodwill	1,679,978	1,679,978	5,805,438
Total assets	3,050,085	2,879,103	8,080,273
Current liabilities
Accounts payable and accrued liabilities	562,188	421,334	245,463
Accrued interest	8,130,464	6,597,422	4,657,530
Customer advances	372,860	2,000	10,450
Derivative liability	4,352	2,146	6,944
Lease liability, current portion	76,092	2,714	32,568
Notes payable, net	17,270,761	15,223,519	7,046,666
Total current liabilities	26,416,717	22,249,135	11,999,621
Long term liabilities
Lease liability, net of current portion	32,066		1,395
Convertible notes payable, net of discount	39,981	35,023	37,419
Notes payable, net of discount	2,386,664	2,382,648	8,016,330
Total liabilities	28,883,228	24,674,605	20,062,565
Stockholders’ deficit
Additional paid in capital	40,181,074	40,181,074	40,180,669
Accumulated deficit	(66,027,771)	(61,990,131)	(52,176,465)
Total stockholders’ deficit	(25,833,143)	(21,795,503)	(11,982,292)
Total liabilities and stockholders’ deficit	3,050,085	2,879,103	8,080,273
Related Party
Long term liabilities
Notes payable-related parties	7,800	7,800	7,800
Series AA Preferred Stock
Stockholders’ deficit
Preferred stock value	1,050	1,050	1,050
Series DD Preferred Stock
Stockholders’ deficit
Preferred stock value	10	10	10
Common Stock
Stockholders’ deficit
Common stock value	$ 12,494	$ 12,494	$ 12,444

[1]	Derived from audited information